Intangible Assets - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		¥ 98,947	¥ 98,947
Less: Accumulated amortization and impairment		0	0
Intangible assets		98,947	98,947
Micro-Lending License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		63,760	63,760
Factoring License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		265	265
Financial Leasing License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		255	255
Insurance License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset	[1]	¥ 34,667	¥ 34,667

[1]	The Group acquired an insurance brokeage company in 2020. The acquisitions met the “single or similar asset threshold” and are not considered as business combination in accordance with ASC Topic 805 but asset acquisition.